Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Other Long-Term Liabilities	OTHER LONG-TERM LIABILITIES
Other long-term liabilities are detailed below:

	December 31, 2024	December 31, 2023
Non-current operating lease liabilities	160	188
Contingent consideration on business combinations	15	20
Other employee benefits	99	92
Liabilities related to public funding	172	196
Advances received on capital grants	385	152
Advances from customers	12	25
Derivative instruments	3	—
Others	58	62
Total	904	735
Lease liabilities are described in Note 11.
Other long-term employee benefits are described in Note 16.
Liabilities related to public funding are described in Note 7.
Advances received on capital grants relate to Sanan ST JV, the joint venture the Company and Sanan Optoelectronics created in 2023 for high-volume 200mm SiC device manufacturing activities in China, as described in Note 12. This entity is a party to a regional public funding program, primarily consisting in capital grants received on eligible capital expenditures (infrastructures and equipment). Public funding is further described in Note 7.
Derivative instruments are described in Note 26.